Consolidated Statement of Operations and Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009
Revenues						$ 1,106,976
Operating expenses
Research and development expense	108,370	158,052	274,740	531,754	604,653	1,452,714
General and administrative expense	638,042	827,572	1,682,929	3,823,571	3,709,567	4,308,627
Operating loss from SolCool subsidiary					467,995
Total operating expenses	746,412	985,624	1,957,669	4,355,325	4,782,215	5,761,341
Loss from operations	(746,412)	(985,624)	(1,957,669)	(4,355,325)	(4,782,215)	(4,654,365)
Other expenses
Financing costs	(1,457)	(2,117)	(11,457)	(127,189)	(123,139)	(426,582)
Interest expense	(261,655)	(69,869)	(450,318)	(684,033)	(768,269)	(1,433,367)
Loss on extinguishment of debt	(203,774)	(116,053)	(463,374)	(116,053)
Gain on disposition of SolCool subsidiary					433,696
Other					(3,220)
Net loss	$ (1,213,298)	$ (1,173,663)	$ (2,882,818)	$ (5,282,600)	$ (5,243,147)	$ (6,514,314)
Basic and diluted loss per common share	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.45)
Basic and diluted weighted average common shares outstanding	102,134,271	43,285,814	81,843,434	38,894,694	42,327,193	14,569,968